Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales	$ 4,321	$ 4,001
Cost of sales and expenses
Cost of sales (including depreciation and amortization of $215 million (2016 — $192 million)	3,708	3,380
Selling and administrative expenses	440	402
Gain on acquisitions, disposals and others	(8)	(4)
Impairment charges and restructuring costs	17	12
Foreign exchange gain	(5)	(4)
Gain on derivative financial instruments	(6)	(6)
Operating expense	4,146	3,780
Operating income	175	221
Financing expense	92	88
Interest expense on employee future benefits	5	5
Loss on repurchase of long-term debt	14	0
Foreign exchange gain on long-term debt and financial instruments	(23)	(22)
Fair value revaluation gain on investments	(315)	0
Share of results of associates and joint ventures	(39)	(32)
Earnings before income taxes	441	182
Provision for (recovery of) income taxes	(81)	45
Net earnings including non-controlling interests for the year	522	137
Net earnings attributable to non-controlling interests	15	2
Net earnings attributable to Shareholders for the year	$ 507	$ 135
Net earnings per common share
Basic (cad per share)	$ 5.35	$ 1.42
Diluted (cad per share)	$ 5.19	$ 1.39
Weighted average basic number of common shares outstanding (shares)	94,680,598	94,709,048
Weighted average number of diluted common shares (shares)	97,598,900	96,933,338